Stockholders' Deficit	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Stockholders' Deficit [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 12 - STOCKHOLDERS’ DEFICIT

Preferred Stock

As of June 30, 2023, the Company is authorized to issue 5,000,000 shares of $0.0001 par value preferred stock, with designations, voting, and other rights and preferences to be determined by the Board of Directors of which 2,999,750 remain available for designation and issuance.

As of June 30, 2023 and September 30, 2022, the Company has designated 250 shares of $0.0001 par value Series A preferred stock, of which 250 shares are issued and outstanding. These preferred shares have voting rights per shareholder equal to the total number of issued and outstanding shares of common stock divided by 0.99.

See Note 11, regarding the issuance of Series B and Series C Preferred Stock and the related designations.

Common Stock

As of June 30, 2023 and September 30, 2022, there were 6,994,378 and 4,407,321, shares outstanding, respectively.

Reverse Stock Split

On July 11, 2023, the Company filed a certificate of amendment to its certificate of incorporation, as amended, to effect a one-for-one thousand (1:1,000) Reverse Stock Split, effective as of July 17, 2023. Proportional adjustments for the Reverse Stock Split were made to the Company’s outstanding stock options, warrants and equity incentive plans. All share and per-share data and amounts have been retroactively adjusted as of the earliest period presented in the consolidated financial statements to reflect the Reverse Stock Split.

Stock Incentive Plan

The Company established its 2016 Stock Incentive Plan (the “Plan”) that permits the granting of incentive stock options and other common stock awards. The maximum number of shares available under the Plan is 100 shares. The Plan is open to all employees, officers, directors, and non-employees of the Company. Options granted under the Plan will terminate and may no longer be exercised (i) immediately upon termination of an employee or consultant for cause or (ii) one year after termination of employment, but not later than the remaining term of the option. As of June 30, 2023, 84 awards remain available for grant under the Plan.

S-1 Offerings

On September 16, 2022, the Company filed a registration statement on Form S-1. The registration statement became effective on September 29, 2022. The offering provided for the issuance of up to 5,000,000 shares of common stock at a price of $0.20, under subscriptions. The Company used the proceeds for working capital.

During the nine months ending June 30, 2023, the Company issued 496,667 shares of common stock under the September 16, 2022 S-1 offering and received $99,333.

Shares Issued for Conversion of Convertible Notes

In total 2,090,007 shares of common stock were issued upon conversion of convertible notes and accrued interest during the nine months ended June 30, 2023 as follows:

On October 3, 2022, the Company issued 191,827 shares of common stock in conversion of Frondeur Partners LLC, convertible note payable dated March 1, 2022, all principal of $15,000 and accrued interest of $888 were converted.

On November 17, 2022, the Company issued 384,804 shares of common stock in conversion of Frondeur Partners LLC, convertible note payable dated April 1, 2022, all principal of $15,000 and accrued interest of $945 were converted.

On December 1, 2022, the Company issued 383,489 shares of common stock in conversion of Frondeur Partners LLC, convertible note payable dated May 1, 2022, all principal of $15,000 and accrued interest of $879 were converted.

On January 11, 2023, the Company issued 384,311 shares of common stock in conversion of Frondeur Partners LLC, convertible note payable dated June 1, 2022, all principal of $15,000 and accrued interest of $921 were converted.

On February 1, 2023, the Company issued 372,911 shares of common stock in conversion of Frondeur Partners LLC, convertible note payable dated July 1, 2022, all principal of $15,000 and accrued interest of $884 were converted.

On March 1, 2023, the Company issued 372,665 shares of common stock in conversion of Frondeur Partners LLC, convertible note payable dated August 1, 2022, all principal of $15,000 and accrued interest of $871 were converted.

$90,000 of put premiums (related to the Stock Settled Debt treatment of the conversions listed above) was reclassified to additional paid in during the nine months ended June 30, 2023.

Stock Options

The Company recognizes compensation cost for unvested stock-based incentive awards on a straight-line basis over the requisite service period.

There were no options granted under the 2016 Stock Incentive Plan for the nine months ended June 30, 2023 and 2022.

For the nine months ended June 30, 2023 and 2022, the Company recorded $0 and $69,108 of compensation and consulting expense related to stock options, respectively. Total unrecognized compensation was $0, at June 30, 2023 and September 30, 2022.

For the nine months ended June 30, 2023, a summary of the Company’s stock options activity is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2022	16	$220,000	1.97	$-	$-
Outstanding and Exercisable at June 30, 2023	16	$220,000	1.22	$-	$-

All options were issued at an options price equal to the market price of the shares on the date of the grant.

Warrants

For the nine months ended June 30, 2023, a summary of the Company’s warrant activity is as follows:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding and exercisable at September 30, 2022	2,240,000	$0.20	6.75	$0.20	$448,000
Outstanding and exercisable at June 30, 2023	2,240,000	$0.20	6.00	$0.20	$-

There were no new warrants issued during the nine months ended June 30, 2023.

NOTE 13 - STOCKHOLDERS’ DEFICIT

Preferred Stock

As of September 30, 2022, the Company is authorized to issue 5,000,000 shares of $0.0001 par value preferred stock, with designations, voting, and other rights and preferences to be determined by the Board of Directors of which 3,999,750 remain available for designation and issuance.

As of September 30, 2022 and September 30, 2021, the Company has designated 250 shares of $0.0001 par value Series A preferred stock, of which 250 shares are issued and outstanding. These preferred shares have voting rights per shareholder equal to the total number of issued and outstanding shares of common stock divided by 0.99.

See also Note 12, regarding the issuance of Series B Preferred Stock and the related designation.

Common Stock

On February 14, 2022 the Company’s shareholders approved an increase in authorized common stock to 12,000,000,000 from 6,000,000,000, which became effective the same day. On August 6, 2019, the Company filed amendments with the Secretary of the State of Delaware, amending its articles of incorporation to execute a reverse stock split of 1 share for every 1,000 shares outstanding, and changing its name to Bantec, Inc. The name change and the stock split became effective in February 2020, and the transfer agent adjusted the outstanding shares for the reverse split on February 10, 2020. All share and per share related amounts in the accompanying consolidated financial statements and footnotes have been retroactively adjusted for all periods presented to recognize the reverse split. As of September 30, 2022 and September 30, 2021 there were 4,407,321 and 2,470,511 shares outstanding, respectively.

Stock Incentive Plan

The Company established its 2016 Stock Incentive Plan (the “Plan”) that permits the granting of incentive stock options and other common stock awards. The maximum number of shares available under the Plan is 100 shares. The Plan is open to all employees, officers, directors, and non-employees of the Company. Options granted under the Plan will terminate and may no longer be exercised (i) immediately upon termination of an employee or consultant for cause or (ii) one year after termination of employment, but not later than the remaining term of the option. As of September 30, 2022, 84 awards remain available for grant under the Plan.

S-1 Offerings

On July 20, 2020, the Company submitted an amendment to its registration statement filed on Form S-1 in response to comments on its original filing on June 8, 2020. The Company requested accelerated status and the registration statement became effective on July 23, 2020. The offering provided for the issuance of up to 1,500,000 shares of common stock at a price of $ 1.75, under subscriptions. The Company used the proceeds for working capital.

On March 5, 2021, the Company submitted a second registration statement filed on Form S-1. The Company requested accelerated status and the registration statement became effective on March 16, 2021. The offering provides for the issuance of up to 1,250,000 shares of common stock at a price of $17.50, under subscriptions. The Company will use the proceeds for working capital and may seek to expand the business through investment. On June 8, 2021, the offering was withdrawn.

On June 9, 2021, the Company submitted a third registration statement filed on Form S-1. The Company requested accelerated status and the registration statement became effective on June 22, 2021. The offering provides for the issuance of up to 1,500,000 shares of common stock at a price of $2.50, under subscriptions. The Company will use the proceeds for working capital and may seek to expand the business through investment.

On January 20, 2022, the Company filed a Post-Effective Amendment to its Form S-1 filed on June 9, 2021, deregistering all unissued shares of common stock from that offering.

On January 21, 2022, the Company submitted a registration statement filed on Form S-1. The Company requested accelerated status and the registration statement became effective on January 24, 2022. The offering provides for the issuance of up to 1,800,000 shares of common stock at a price of $0.60, under subscriptions. The Company will use the proceeds for working capital and may seek to expand the business through investment. On February 1, 2022 the Form S-1 offering was made effective.

On September 16, 2022, the Company submitted a registration statement filed on Form S-1. The Company requested accelerated status and the registration statement became effective on September 29, 2022. The offering provides for the issuance of up to 5,000,000 shares of common stock at a price of $0.20, under subscriptions. The Company will use the proceeds for working capital and may seek to expand the business through investment.

Subscription Under S-1 2020 Offering

Between October 7, 2020 and February 3, 2021, the Company issued 617,162 shares of common stock to Trillium Partners LP for $1,080,032 of cash under the terms of the S-1A offering statement.

Subscriptions Under March 16, 2021 S-1 Offering

On June 30, 2021, the Company issued 4,286 shares of common stock to Trillium Partners LP for $75,000 of cash under the terms of the March 16, 2021 S-1 offering statement.

Subscriptions Under June 9, 2021 S-1 Offering

During the year ended September 30, 2021 a total of 771,559 shares of common stock were issued under the June 9, 2021 offering for $1,928,898 in cash as detailed below.

Between June 22, and July 8, 2021 Oscaleta Partners LLC was issued 24,000 common shares of stock for $60,000 of cash under the terms of the June 9, 2021 S-1 offering statement.

Between June 28, and September 30, 2021 Trillium Partners LP was issued 577,559 common shares of stock for $1,443,898 of cash under the terms of the June 9, 2021 S-1 offering statement.

Between July 6, and August 17, 2021 JP Carey was issued 120,000 common shares of stock for $300,000 of cash under the terms of the June 9, 2021 S-1 offering statement.

On September 7, 2021, the Company issued 50,000 shares of common stock to Anvil Financial Management for $125,000 of cash under the terms of the June 9, 2021 S-1 offering statement.

Since September 30, 2021, the Company issued 100,000 shares of common stock under the June 9, 2021 S-1 offering and received $250,000.

Subscriptions Under January 21, 2022 Post-Effective Amendment to the S-1 Offering

Since February 2, 2022, Trillium Partners LP subscribed to 749,313 shares of common stock under the new S-1 for cash payments of $449,589.

Common Stock Issued for Employee Compensation

On October 22, 2020, the Company granted 1,000 shares of common stock to an employee, which were valued at $3.40, based on the stock price on the date of the grant. The cost of $3,400 was charged to compensation expense.

On October 22, 2020, the Company granted 5,000 shares of common stock to an employee, which were valued at $3.40, based on the stock price on the date of the grant. The cost of $17,000 was charged to compensation expense.

On April 13, 2021, the Company issued 5,000 shares of common stock to its then COO, which were valued at $ 11.40, based on the stock price on the date of the grant. The cost of $57,000 was charged to accrued salary.

Shares Issued for non-employee Services

On October 22, 2020, the Company issued 10,000 shares of common stock to a consultant for services rendered, which were valued at $ 3.40, based on the stock price on the date of the grant. The cost of $34,000 was charged to consulting expense.

On April 13, 2021, the Company issued 10,000 shares of common stock to a consultant for services, which were valued at $11.40, based on the stock price on the date of the grant. The cost of $114,000 was charged to consulting expense.

Shares Issued in Potential Settlement of Legal Matter

On September 30, 2021, the Company issued 36,821 common shares to a former officer in potential settlement of a claim for compensation due plus accrued interest. The shares were valued $119,670, with $92,723 related to salary due and $26,947 was charged to interest expense. At September 30, 2021 $119,670 was recognized as a deferred charge presented as other assets on the balance sheet. During the year ended September 30, 2022, the shares were cancelled.

All shares issued to employees and non-employees are valued at the quoted trading prices on the respective grant dates.

Shares Issued for Conversion of Convertible Notes

In total 518,650, shares of common stock were issued upon conversion of convertible notes and accrued interest during the year ended September 30, 2021 as follows:

Alpha Capital Anstalt was issued a total of 88,303, shares of common stock in conversion of assigned notes. The principal and interest converted was $111,050 and the assigned notes were fully converted;

Geneva Roth Remark Holdings, Inc. was issued a total of 233,396, shares of common stock in conversion of nine notes. The principal and accrued interest converted amounted to $553,875;

Livingston Asset Management was issued a total of 72,642, shares of common stock in conversion of four notes. The principal, accrued interest and conversion fees totaled $68,000, $7,168 and $4,100 respectively;

Tri-Bridge Ventures LLC was issued a total of 29,008 shares of common stock in conversion of a note. The principal and accrued interest converted was $35,000 and $1,550 respectively; and

Trillium Partners LP was issued a total of 95,301 shares of common stock in conversion of assigned notes. The principal/accrued interest and conversion fees totaled $90,000, and $16,201, respectively.

Approximately $630,000 of put premiums (related to the Stock Settled Debt treatment of the conversions listed above) was reclassified to additional paid in capital in fiscal 2021.

In total 1,124,319 shares of common stock were issued upon conversion of convertible notes and accrued interest during the year ended September 30, 2022 as follows:

On November 4, 2021, Geneva Roth Remark Holdings Inc. converted principal of $58,500 and accrued interest of $2,925 from its convertible note dated May 3, 2021 into 40,950 shares of common stock at contracted prices. Following the conversions, the balance of principal and accrued interest was $0.

On December 17, 2021, Geneva Roth Remark Holdings Inc. converted principal of $58,500 and accrued interest of $2,925 from its convertible note dated June 14, 2021 into 81,900 shares of common stock at contracted prices. Following the conversions, the balance of principal and accrued interest was $0.

On January 21, 2022, Geneva Roth Remark Holdings Inc. converted principal of $53,750 and accrued interest of $2,688 from its convertible note dated July 19, 2021 into 78,385 shares of common stock at contracted prices. Following the conversions, the balance of principal and accrued interest was $0.

On March 22 and 25, 2022, Geneva Roth Remark Holdings Inc. converted principal of $50,000 and accrued interest of $2,500 from its convertible note dated September 17, 2021 into 159,091 shares of common stock at contracted prices. Following the conversions, the balance of principal and accrued interest was $0.

On May 18, and 25, 2022 1800 Diagonal Lending LLC (f/k/a Sixth Street Lending LLC, fully converted principal and accrued interest of $55,000 and $2,750 from the convertible note dated November 12, 2021 into 197,640 shares of common stock.

On June 6, 2022, Frondeur Partners LLC fully converted principal and accrued interest of $15,000 and $747 from the convertible note dated December 1, 2021 into 95,215 shares of common stock.

On July 12 2022, Frondeur Partners LLC fully converted principal and accrued interest of $15,000 and $744 from the convertible note dated January 1, 2022 into 126,926 shares of common stock.

On July 14, and 18, 2022 1800 Diagonal Lending LLC (f/k/a Sixth Street Lending LLC, fully converted principal and accrued interest of $53,750 and $2,688 from the convertible note dated November 12, 2021 into 217,067 shares of common stock.

On September 23 2022, Frondeur Partners LLC fully converted principal and accrued interest of $15,000 and $777 from the convertible note dated February 1, 2022 into 127,145 shares of common stock.

Approximately $222,000 of put premiums (related to the Stock Settled Debt treatment of the conversions listed above) was reclassified to additional paid in capital in fiscal 2022.

Stock Options

The Company recognizes compensation cost for unvested stock-based incentive awards on a straight-line basis over the requisite service period.

There were no options granted under the 2016 Stock Incentive Plan for the years ended September 30, 2022 and 2021.

For the year ended September 30, 2022 and 2021, the Company recorded $69,108 and $82,308 of compensation and consulting expense related to stock options, respectively. Total unrecognized compensation and consulting expense related to unvested stock options at September 30, 2022 amounted to $0.

For the years ended September 30, 2022 and 2021, a summary of the Company’s stock options activity is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2020	18	220,000.00	5.29	-	-
Forfeited	(1)
Outstanding at September 30, 2021	17	230,000.00	3.71	-	-
Forfeited	(1)	-	-	-
Outstanding and Exercisable at September 30, 2022	16	220,000.00	1.97	-	-

All options were issued at an options price equal to the market price of the shares on the date of the grant.

Warrants

On September 9, 2016, 1 5-year warrant exercisable at $10,000 per share were issued as part of the consideration for the Howco acquisition. These warrants were valued at aggregate of $180,000, and have no intrinsic value. The warrants expired unexercised on September 9, 2021.

On November 9, 2017, the Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 0.10 share of the Company’s common stock at an exercise price of $350,000 as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $0.35. On December 20, 2017 an additional 0.20 warrant were issued as a penalty and in order to entice Crown Bridge to waive its right of first refusal to provide additional financing under the terms of their convertible note. A debt discount of $44,036 was recorded for the relative fair market value of the total 0.30 warrants and amortized to interest expense as of September 30, 2018. The warrants have full ratchet price protection and cashless exercise rights (See Note 10). The warrant includes an anti-dilution clause that was triggered on June 4, 2018. On June 4, 2018 an unrelated convertible note holder became entitled to convert their note into common shares at a 60% discount to the stock’s market price. The anti-dilution provision trigger in the warrant agreement entitled Crown Bridge to exercise its warrants under a formula that increased the number of common shares to 31 at a price of $3,600 per share. Due to the fact that the number of shares and exercise price can change due to market changes in the price of the common stock the Company has concluded to treat the warrants as derivatives and to revalue that derivative at each reporting date. Therefore, a derivative liability of $261,484 with a charge to additional paid in capital was recorded on June 4, 2018. As of September 30, 2021, the warrant was revalued and the warrant holder is entitled to exercise its warrants for 42,778 common shares and the related derivative liability is $125,693. The holder of the warrants have agreed to surrender the warrants following an agreement with the SEC on a matter not related to the Company, therefore the derivative liability was reclassified to a gain on debt extinguishment.

On July 1, 2022, the “Company entered into separate Securities Purchase Agreements with Trillium Partners, LP (“Trillium”) and with JP Carey Limited Partners, LP (“JPC”). Under the terms of each SPA, Trillium and JPC each agreed to advance funds under a merchant financing arrangement, treated as loans. Warrants for the purchase of 1,120,000 shares of Common Stock were issued as consideration for the advance agreement. In total 2,240,000 warrants were issued and a relative value for the bundled transaction of $200,387, was charged to debt discount (amortized to interest expense over the term of the related loans), additional paid in capital was credited for the same amount.

The Warrants are exercisable at $0.20 for a term of 7 years, permit the Holder thereof to elect a cashless exercise, are subject to adjustment according to certain anti-dilution provisions, and carry no voting rights.

For the years ended September 30, 2022 and 2021, a summary of the Company’s warrant activity is as follows:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding and exercisable at September 30, 2020	25,484	$1.90	2.11	$-	$71,866
Anti-dilution adjustment	17,293	-	-	-	-
Outstanding and exercisable at September 30, 2021	42,777	$1.12	1.11	-	$93,255
Anti-dilution adjustment	356,479	-	-	-	-
Surrender of warrants	(399,256)	-	-	-	-
Issuance of warrants	2,240,000	$0.20	6.75	$0.20	$448,000
Outstanding and exercisable at September 30, 2022	2,240,000	$0.20	6.5	$0.20	$224,000